Stockholders' Equity (Private Placement) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
May 31, 2012 item
Stockholders' Equity [Abstract]
Number of investors	13
Number of shares of common stock for purchase, aggregate	178,333
Common stock shares subscribed, price per share	$ 15.00
Total of common stock for purchase, amount	$ 2,675